Acquisitions Schedule of Business Combinations (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 3,999.2	$ 3,979.0	$ 3,949.0	$ 3,995.1
Acquisitions, 2016 [Member]
Business Acquisition [Line Items]
Accounts receivable		5.2
Inventories		2.2
Property, plant and equipment		0.6
Goodwill		113.2
Other intangible assets, primarily customer relationships, trade names and technology		82.7
Trade accounts payable		(1.5)
Other assets and liabilities, net		(12.3)
Net cash consideration		$ 190.1
Acquisitions, 2015 [Member]
Business Acquisition [Line Items]
Accounts receivable			2.8
Inventories			3.1
Property, plant and equipment			1.0
Goodwill			21.2
Other intangible assets, primarily customer relationships, trade names and technology			13.0
Trade accounts payable			(0.9)
Other assets and liabilities, net			(3.1)
Net cash consideration			$ 37.1
Acquisitions, 2014 [Member]
Business Acquisition [Line Items]
Accounts receivable				21.0
Inventories				30.5
Property, plant and equipment				8.5
Goodwill				151.1
Other intangible assets, primarily customer relationships, trade names and technology				113.8
Trade accounts payable				(8.0)
Other assets and liabilities, net				(27.9)
Net cash consideration				$ 289.0